Employee Retirement Plans Target And Actual Allocations (Details)	12 Months Ended
Dec. 31, 2011
Canada Defined Benefit Plans [Member]
Target Allocations
Equities (as a percent)	33.40%
Fixed income (as a percent)	66.60%
Hedge funds (as a percent)	0.00%
Real estate (as a percent)	0.00%
Other (as a percent)	0.00%
Actual Allocations
Equities (as a percent)	31.50%
Fixed income (as a percent)	67.80%
Hedge funds (as a percent)	0.00%
Real estate (as a percent)	0.00%
Other (as a percent)	0.70%
U K Defined Benefit Plans [Member]
Target Allocations
Equities (as a percent)	30.00%
Fixed income (as a percent)	40.00%
Hedge funds (as a percent)	16.00%
Real estate (as a percent)	7.00%
Other (as a percent)	7.00%
Actual Allocations
Equities (as a percent)	26.60%
Fixed income (as a percent)	46.10%
Hedge funds (as a percent)	17.40%
Real estate (as a percent)	4.60%
Other (as a percent)	5.30%